Fair Value Measurements (Derivatives) (Details) - CAD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Assets
Total assets	$ 301	$ 98
Liabilities
Total liabilities	682	338
Level 3 | Regulatory deferral
Assets
Total assets	88
Fair Value, Measurements, Recurring
Assets
Total assets	301	98
Liabilities
Total liabilities	682	338
Net assets (liabilities)	(381)	(240)
Fair Value, Measurements, Recurring | Cash flow hedges
Assets
Total assets		1
Fair Value, Measurements, Recurring | Interest rate hedges | Cash flow hedges
Assets
Total assets		1
Fair Value, Measurements, Recurring | Equity derivatives
Liabilities
Total liabilities		1
Fair Value, Measurements, Recurring | Other
Liabilities
Total liabilities		1
Fair Value, Measurements, Recurring | Regulatory deferral
Assets
Total assets	237	14
Liabilities
Total liabilities	20	62
Fair Value, Measurements, Recurring | Regulatory deferral | Coal
Assets
Total assets	22
Liabilities
Total liabilities		4
Fair Value, Measurements, Recurring | Regulatory deferral | Power
Assets
Total assets	83	9
Liabilities
Total liabilities	7	33
Fair Value, Measurements, Recurring | Regulatory deferral | Heavy fuel oil purchases
Assets
Total assets	21	2
Liabilities
Total liabilities		6
Fair Value, Measurements, Recurring | Regulatory deferral | Natural gas
Assets
Total assets	16	3
Liabilities
Total liabilities	5	2
Fair Value, Measurements, Recurring | Regulatory deferral | Foreign exchange forwards
Assets
Total assets	7
Liabilities
Total liabilities	8	17
Fair Value, Measurements, Recurring | Regulatory deferral | Physical natural gas purchases and sales
Assets
Total assets	88
Fair Value, Measurements, Recurring | Not Designated as Hedging Instrument
Assets
Total assets		15
Fair Value, Measurements, Recurring | Not Designated as Hedging Instrument | Foreign exchange forwards
Assets
Total assets		15
Fair Value, Measurements, Recurring | Not Designated as Hedging Instrument | Equity derivatives
Assets
Total assets	11
Fair Value, Measurements, Recurring | HFT derivatives
Assets
Total assets	53	68
Liabilities
Total liabilities	662	275
Fair Value, Measurements, Recurring | HFT derivatives | Power
Assets
Total assets	13	7
Liabilities
Total liabilities	12	7
Fair Value, Measurements, Recurring | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts and related transportation | Natural gas
Assets
Total assets	40	61
Liabilities
Total liabilities	650	268
Fair Value, Measurements, Recurring | Level 1
Assets
Total assets	115	16
Liabilities
Total liabilities	24	42
Net assets (liabilities)	91	(26)
Fair Value, Measurements, Recurring | Level 1 | Cash flow hedges
Assets
Total assets		1
Fair Value, Measurements, Recurring | Level 1 | Interest rate hedges | Cash flow hedges
Assets
Total assets		1
Fair Value, Measurements, Recurring | Level 1 | Equity derivatives
Liabilities
Total liabilities		1
Fair Value, Measurements, Recurring | Level 1 | Other
Liabilities
Total liabilities		1
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral
Assets
Total assets	101	11
Liabilities
Total liabilities	7	36
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Coal
Assets
Total assets	0
Liabilities
Total liabilities		0
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Power
Assets
Total assets	83	9
Liabilities
Total liabilities	7	33
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Heavy fuel oil purchases
Assets
Total assets	3	0
Liabilities
Total liabilities		3
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Natural gas
Assets
Total assets	15	2
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Foreign exchange forwards
Assets
Total assets	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 1 | Regulatory deferral | Physical natural gas purchases and sales
Assets
Total assets	0
Fair Value, Measurements, Recurring | Level 1 | Not Designated as Hedging Instrument
Assets
Total assets		0
Fair Value, Measurements, Recurring | Level 1 | Not Designated as Hedging Instrument | Foreign exchange forwards
Assets
Total assets		0
Fair Value, Measurements, Recurring | Level 1 | Not Designated as Hedging Instrument | Equity derivatives
Assets
Total assets	11
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives
Assets
Total assets	3	4
Liabilities
Total liabilities	17	5
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives | Power
Assets
Total assets	4	3
Liabilities
Total liabilities	4	4
Fair Value, Measurements, Recurring | Level 1 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts and related transportation | Natural gas
Assets
Total assets	(1)	1
Liabilities
Total liabilities	13	1
Fair Value, Measurements, Recurring | Level 2
Assets
Total assets	82	68
Liabilities
Total liabilities	140	38
Net assets (liabilities)	(58)	30
Fair Value, Measurements, Recurring | Level 2 | Cash flow hedges
Assets
Total assets		0
Fair Value, Measurements, Recurring | Level 2 | Interest rate hedges | Cash flow hedges
Assets
Total assets		0
Fair Value, Measurements, Recurring | Level 2 | Equity derivatives
Liabilities
Total liabilities		0
Fair Value, Measurements, Recurring | Level 2 | Other
Liabilities
Total liabilities		0
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral
Assets
Total assets	48	3
Liabilities
Total liabilities	13	26
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Coal
Assets
Total assets	22
Liabilities
Total liabilities		4
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Power
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Heavy fuel oil purchases
Assets
Total assets	18	2
Liabilities
Total liabilities		3
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Natural gas
Assets
Total assets	1	1
Liabilities
Total liabilities	5	2
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Foreign exchange forwards
Assets
Total assets	7
Liabilities
Total liabilities	8	17
Fair Value, Measurements, Recurring | Level 2 | Regulatory deferral | Physical natural gas purchases and sales
Assets
Total assets	0
Fair Value, Measurements, Recurring | Level 2 | Not Designated as Hedging Instrument
Assets
Total assets		15
Fair Value, Measurements, Recurring | Level 2 | Not Designated as Hedging Instrument | Foreign exchange forwards
Assets
Total assets		15
Fair Value, Measurements, Recurring | Level 2 | Not Designated as Hedging Instrument | Equity derivatives
Assets
Total assets	0
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives
Assets
Total assets	34	50
Liabilities
Total liabilities	127	12
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives | Power
Assets
Total assets	5	2
Liabilities
Total liabilities	5	2
Fair Value, Measurements, Recurring | Level 2 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts and related transportation | Natural gas
Assets
Total assets	29	48
Liabilities
Total liabilities	122	10
Fair Value, Measurements, Recurring | Level 3
Assets
Total assets	104	14
Liabilities
Total liabilities	518	258
Net assets (liabilities)	(414)	(244)
Fair Value, Measurements, Recurring | Level 3 | Cash flow hedges
Assets
Total assets		0
Fair Value, Measurements, Recurring | Level 3 | Interest rate hedges | Cash flow hedges
Assets
Total assets		0
Fair Value, Measurements, Recurring | Level 3 | Equity derivatives
Liabilities
Total liabilities		0
Fair Value, Measurements, Recurring | Level 3 | Other
Liabilities
Total liabilities		0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral
Assets
Total assets	88	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Coal
Assets
Total assets	0
Liabilities
Total liabilities		0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Power
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Heavy fuel oil purchases
Assets
Total assets	0	0
Liabilities
Total liabilities		0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Natural gas
Assets
Total assets	0	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Foreign exchange forwards
Assets
Total assets	0
Liabilities
Total liabilities	0	0
Fair Value, Measurements, Recurring | Level 3 | Regulatory deferral | Physical natural gas purchases and sales
Assets
Total assets	88
Fair Value, Measurements, Recurring | Level 3 | Not Designated as Hedging Instrument
Assets
Total assets		0
Fair Value, Measurements, Recurring | Level 3 | Not Designated as Hedging Instrument | Foreign exchange forwards
Assets
Total assets		0
Fair Value, Measurements, Recurring | Level 3 | Not Designated as Hedging Instrument | Equity derivatives
Assets
Total assets	0
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives
Assets
Total assets	16	14
Liabilities
Total liabilities	518	258
Net assets (liabilities)	(414)	(244)
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Power
Assets
Total assets	4	2
Liabilities
Total liabilities	3	1
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Natural gas
Assets
Total assets	20	18
Liabilities
Total liabilities	458	226
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Energy Related derivative
Assets
Total assets		1
Liabilities
Total liabilities	1	1
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Energy Related derivative | Power
Assets
Total assets	4	1
Liabilities
Total liabilities	2	1
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Energy Related derivative | Natural gas
Assets
Total assets	(8)	(6)
Liabilities
Total liabilities	57	30
Fair Value, Measurements, Recurring | Level 3 | HFT derivatives | Natural gas swaps, futures, forwards, physical contracts and related transportation | Natural gas
Assets
Total assets	12	12
Liabilities
Total liabilities	$ 515	$ 257